INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 15,845
Cost at end of year	14,521	$ 15,845
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	18,622	13,718
Acquisitions through business combinations	1,580	4,020
Additions, net of disposals	193	284
Assets reclassified as held for sale	(109)	0
Assets held by subsidiaries disposed during the period	(17)	0
Non-cash additions (disposals)	(1,053)	(7)
Foreign currency translation	(1,477)	607
Cost at end of year	17,739	18,622
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	(2,777)	(1,896)
Assets reclassified as held for sale	4	0
Non-cash additions (disposals)	68	(2)
Amortization	(824)	(770)
Foreign currency translation	311	(109)
Cost at end of year	$ (3,218)	$ (2,777)